Significant Risks and Uncertainties Including Business and Credit Concentrations	12 Months Ended
Dec. 31, 2024
Significant Risks and Uncertainties Including Business and Credit Concentrations
Significant Risks and Uncertainties Including Business and Credit Concentrations

5) Significant Risks and Uncertainties Including Business and Credit Concentrations

The Partnership’s operational results are dependent on the worldwide market for shuttle tankers and the ability of the Partnership to timely enter into customer charters. Market conditions for shipping activities are typically volatile, and, as a consequence, the hire rates the Partnership may be able to achieve might vary over time. The market today is mainly dependent upon four factors: the supply of vessels, the demand for vessels and oil, the long-term oil price outlook and overall growth in the world economy. The general supply of vessels is impacted by the number of newbuilds, the removal of older vessels from the market and legislation that may limit the use of older vessels or new standards for vessels used in specific trades.

As of December 31, 2024, all of the Partnership’s Vessel crews, which are employed through KOAS were represented by collective bargaining agreements that are renegotiated annually, or bi-annually.

The Partnership did not incur any loss relating to its trade receivables during the years ended December 31, 2024, 2023 and 2022.

The following table presents time charter and bareboat revenues and percentage of revenues for material customers that accounted for 10% and more of the Partnership’s revenues during the years ended December 31, 2024, 2023 and 2022. All of these customers are subsidiaries of major international oil companies.

	Year Ended December 31,
(U.S. Dollars in thousands)	2024		2023		2022
Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell	$73,337	24%	$33,019	12%	$12,546	5%
Equinor ASA	53,297	17%	36,563	13%	24,828	9%
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	42,238	14%	51,743	18%	45,975	17%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.	41,235	13%	36,946	13%	37,571	14%
KNOT	28,008	9%	28,682	10%	19,220	7%
Chartering and Shipping Service S.A., a subsidiary of TotalEnergies	24,127	8%	41,030	14%	25,352	9%
Eni Trading and Shipping S.p.A.	6,636	2%	—	—%	36,256	14%

The Partnership has financial assets that expose it to credit risk arising from possible default by a counterparty. The Partnership considers its counterparties to be creditworthy banking and financial institutions and does not expect any significant loss to result from non-performance by such counterparties. The maximum loss due to credit risk that the Partnership would incur if counterparties failed completely to perform would be the carrying value of cash and cash equivalents, and derivative assets. The Partnership, in the normal course of business, does not demand collateral from its counterparties.